Financial and Non-Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial and Non-Financial Assets and Liabilities
Schedule of financial and non-financial assets and liabilities

Financial and non-financial assets and liabilities as of December 31, 2020

		Financial
	Financial Assets	Assets
	Measured at	Measured	Non-	Total
	Fair Value through	at Amortized	Financial	Carrying
	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	2,225	—	2,225
Other current assets	—	112	22,689	22,801
Cash	—	996,304	—	996,304
	—	998,641	22,689	1,021,330

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Provisions	48,969	—	6,392	55,361
Other non-current liabilities	—	878	—	878
Accounts payable	—	53,827	—	53,827
Other current liabilities	—	3,908	5,980	9,888
Accrued expenses and deferred revenue	—	24,890	16,496	41,386
	48,969	83,503	28,868	161,340

Financial and non-financial assets and liabilities as of December 31, 2019

	Financial Assets
	Measured at	Financial Assets	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Assets	Amount
Assets
Non-current financial assets	—	1,939	—	1,939
Account receivables	—	46,586	—	46,586
Other current assets	399	—	2,320	2,719
Cash	—	753,540	—	753,540
	399	802,065	2,320	804,784

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Other non-current liabilities	—	3,584	—	3,584
Accounts payable	—	24,384	—	24,384
Other current liabilities	—	2,486	908	3,394
Accrued expenses and deferred revenue	—	14,837	10,678	25,515
	—	45,291	11,586	56,877